PIMCO High Yield Municipal Bond Fund Expense Example, No Redemption - PIMCO High Yield Municipal Bond Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 310
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	1,250
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,699